Summary of Significant Accounting Policies - Schedules of Concentration of Major Customers and Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Total, Amount	$ 8,228,966	$ 442,554	$ 3,263,319
Total, Percentage	18.30%	0.90%	6.50%
Major customers of the Company’s accounts receivable
Total, Percentage	18.30%	0.90%	6.50%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total, Percentage	18.00%
Major customers of the Company’s accounts receivable
Total, Amount	$ 2,718,597
Total, Percentage	18.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Total, Amount	$ 5,957,404	$ 8,390,058	$ 4,810,176
Total, Percentage	13.30%	16.30%	9.60%
Major customers of the Company’s accounts receivable
Total, Percentage	13.30%	16.30%	9.60%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total, Percentage	10.50%	19.60%
Major customers of the Company’s accounts receivable
Total, Amount	$ 1,582,693	$ 3,619,197
Total, Percentage	10.50%	19.60%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Total, Amount	$ 5,560,578	$ 3,280,721
Total, Percentage	12.40%	6.40%
Major customers of the Company’s accounts receivable
Total, Percentage	12.40%	6.40%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total, Percentage		12.10%
Major customers of the Company’s accounts receivable
Total, Amount		$ 2,246,649
Total, Percentage		12.10%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Total, Amount	$ 4,497,689	$ 15,852,474	$ 11,066,180
Total, Percentage	10.00%	30.80%	22.20%
Major customers of the Company’s accounts receivable
Total, Percentage	10.00%	30.80%	22.20%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total, Percentage	11.30%	8.90%
Major customers of the Company’s accounts receivable
Total, Amount	$ 1,704,452	$ 1,649,436
Total, Percentage	11.30%	8.90%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Total, Amount	$ 24,244,637	$ 27,965,807	$ 19,139,675
Total, Percentage	54.00%	54.40%	38.30%
Major customers of the Company’s accounts receivable
Total, Percentage	54.00%	54.40%	38.30%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total, Percentage	39.80%	40.60%
Major customers of the Company’s accounts receivable
Total, Amount	$ 6,005,742	$ 7,515,282
Total, Percentage	39.80%	40.60%
Supplier Concentration Risk [Member] | Cost of Sales [Member] | Supplier A [Member]
Major customers of the Company’s accounts receivable
Total, Amount	$ 2,669,726	$ 11,425,454	$ 8,387,625
Total, Percentage	8.40%	23.80%	17.60%
Major suppliers of the Company’s accounts payables
Total, Percentage	8.40%	23.80%	17.60%
Supplier Concentration Risk [Member] | Cost of Sales [Member] | Supplier B [Member]
Major customers of the Company’s accounts receivable
Total, Amount	$ 3,939,174	$ 4,147,801	$ 1,875,765
Total, Percentage	12.40%	8.70%	3.90%
Major suppliers of the Company’s accounts payables
Total, Percentage	12.40%	8.70%	3.90%
Supplier Concentration Risk [Member] | Cost of Sales [Member] | Supplier C [Member]
Major customers of the Company’s accounts receivable
Total, Amount	$ 4,651,267	$ 3,390,540	$ 4,617,742
Total, Percentage	14.70%	7.10%	9.70%
Major suppliers of the Company’s accounts payables
Total, Percentage	14.70%	7.10%	9.70%
Supplier Concentration Risk [Member] | Cost of Sales [Member] | Suppliers [Member]
Major customers of the Company’s accounts receivable
Total, Amount	$ 11,260,167	$ 18,963,795	$ 14,881,132
Total, Percentage	35.50%	39.60%	31.20%
Major suppliers of the Company’s accounts payables
Total, Percentage	35.50%	39.60%	31.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Major customers of the Company’s accounts receivable
Total, Percentage	15.90%	24.60%
Major suppliers of the Company’s accounts payables
Total, Amount	$ 1,378,928	$ 2,974,486
Total, Percentage	15.90%	24.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Major customers of the Company’s accounts receivable
Total, Percentage	17.30%	13.50%
Major suppliers of the Company’s accounts payables
Total, Amount	$ 1,499,161	$ 1,632,295
Total, Percentage	17.30%	13.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Major customers of the Company’s accounts receivable
Total, Percentage	19.00%	12.90%
Major suppliers of the Company’s accounts payables
Total, Amount	$ 1,645,008	$ 1,555,532
Total, Percentage	19.00%	12.90%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Total, Percentage	60.30%	61.60%
Major customers of the Company’s accounts receivable
Total, Percentage	60.30%	61.60%
Total, Percentage	60.30%	61.60%
Major suppliers of the Company’s accounts payables
Total, Amount	$ 5,223,037	$ 7,446,716
Total, Percentage	60.30%	61.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Major customers of the Company’s accounts receivable
Total, Percentage	8.10%	10.60%
Major suppliers of the Company’s accounts payables
Total, Amount	$ 699,940	$ 1,284,403
Total, Percentage	8.10%	10.60%